INCOME TAX (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Statutory tax rate	4.20%	61.20%	12.70%	32.20%
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets					$ 4,328,781	$ 2,457,402
Deferred tax liabilities					40,434,260	39,434,005
Net operating loss carryforwards					2,428,097	$ 1,035,315
Unrecognized deferred tax assets					$ 3,347,445
COSTA RICA
IfrsStatementLineItems [Line Items]
Tax rate effect of foreign tax rates			30.00%
COSTA RICA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Statutory tax rate					30.00%
Withholding tax rate					15.00%
Withholding tax					$ 2,800,000
COLOMBIA
IfrsStatementLineItems [Line Items]
Tax rate effect of foreign tax rates			35.00%
COLOMBIA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Alternative minimum tax rate					15.00%
Current tax liability increase					$ 1,200,000
PERU
IfrsStatementLineItems [Line Items]
Tax rate effect of foreign tax rates			29.50%